Related party transactions - The amounts due to and from related parties (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of transactions between related parties [line items]
Share subscription receivable	$ 39,200	$ 39,200	$ 39,200
Advances to related parties	20,262	16,736	185,407
Amounts due to related parties included in trade and other payable	17,123	44,662	122,260
Alexandre Mongeon
Disclosure of transactions between related parties [line items]
Share subscription receivable	14,200	14,200	14,200
Current advances from related parties	17,404	16,736	185,407
Amounts due to related parties included in trade and other payable	6,375	16,000	74,157
Patrick Bobby
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	4,616	12,308	11,092
Kulwant Sandher
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	3,022	8,062	7,054
Xavier Montagne
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	3,110	8,292
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable			29,957
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Share subscription receivable	$ 25,000	$ 25,000	$ 25,000